OPERATING CONTEXT	12 Months Ended
Dec. 31, 2019
OPERATING CONTEXT
OPERATING CONTEXT

NOTE 1 -  OPERATING CONTEXT

Centrais Elétricas Brasileiras S.A. (“Eletrobras”, “Eletrobras Companies” or “Company”) is a public company, with head office in Brasilia - DF (Federal District), registered with the Brazilian Securities and Exchange Commission (CVM) and the US Securities and Exchange Commission (SEC), with its stock traded on the São Paulo - B3 S.A., Madrid - LATIBEX and New York - NYSE stock exchanges. The Company is a mixed capital company controlled by the Federal Government (the Company's ultimate parent).

The Company acts as a holding company, managing investments in equity interests, holding direct and indirect controlling interest in electric power generation and transmission companies, see note 14, and still holds the controlling interest in Eletrobras Participações S.A. – Eletropar and direct equity interests in Itaipu Binacional - Itaipu (through a system of  joint control under the International Treaty signed between the Governments of Brazil and Paraguay), Inambari Geração de Energia S.A. and Rouar S.A. (through a system of joint control with the Uruguayan state company Usina y Transmissiones Eléctricas de Uruguay – UTE), in addition to direct and indirect interest in 136 Special Purpose Entities (SPEs).

The Company is authorized, directly or through its subsidiaries or controlled companies, to associate, with or without funds, for the establishment of business consortia or participation in companies, with or without controlling power, abroad, which are intended directly or indirectly to the exploitation of the production or transmission or distribution of electric power.

The Company acts as an electricity-marketing agent for Itaipu Binacional and for the agents participating in the Program for Incentive to Alternative Energy Sources - PROINFA .

The issuance of these financial statements was authorized by the Board of Directors on May 11, 2020.